Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Opening balance	$ 15,133	$ 14,143
Adjustment to provision	(19)	4,129
Transfers related to liabilities held for sale	(118)	(1,221)
Payments made	(256)	(481)
Interest accrued	385	649
Others	(1)	51
Cumulative translation adjustment	166	(2,137)
Closing balance	$ 15,290	$ 15,133